Debt	12 Months Ended
Dec. 31, 2018
Debt
Debt

Note 18. Debt

	December 31, 2018
	Total debt
	excluding debt	Total debt
Skr mn	securities issued	securities — issued	Total
Exchange-rate related contracts	—	2,097	2,097
Interest rate related contracts	2,247	252,624	254,871
Equity related contracts	—	783	783
Contracts related to raw materials, credit risk etc	—	96	96
Total debt outstanding	2,247	255,600	257,847

of which denominated in:
Skr			2,098
USD			166,827
JPY			34,929
EUR			21,188
Other currencies			32,805

	December 31, 2017
	Total debt
	excluding debt	Total debt
Skr mn	securities issued	securities — issued	Total
Exchange-rate related contracts	—	33,016	33,016
Interest rate related contracts	2,317	188,607	190,924
Equity related contracts	—	779	779
Contracts related to raw materials, credit risk etc	—	114	114
Total debt outstanding	2,317	222,516	224,833

of which denominated in:
Skr			1,116
USD			119,112
JPY			32,988
EUR			29,191
Other currencies			42,426

SEK has the following major Borrowing programs in place:

	Value outstanding (1)
Skr mn	December 31, 2018	December 31, 2017
Medium-term note program:
Unlimited Euro Medium-Term Note Programme	99,710	98,189
Unlimited SEC-registered U.S. Medium-Term Note Programme	143,109	111,444
Unlimited Swedish Medium-Term Note Programme	261	256
Unlimited MTN/STN AUD Debt Issuance Programme	3,875	3,607
Commercial paper program:
USD 3,000,000,000 U.S. Commercial Paper Programme	4,723	1,637
USD 4,000,000,000 Euro-Commercial Paper Programme	1,961	—
(1)	Amortized cost excluding fair value adjustments.

Liabilities in financing activities

			Non-cash items
			Exchange-rate	Unrealized changes in fair
Skr mn	December 31, 2017	Cash flow	difference	value	December 31, 2018
Senior debt	224,833	25,102	15,997	-8,085	257,847
Subordinated debt	2,040	-2,322	220	62	—
Derivatives - net	8,677	1,830	-3,173	8,039	15,373
Total liabilities in financing activities	235,550	24,610	13,044	16	273,220